INTANGIBLE ASSETS (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Amortization expense of intangible assets		$ 1,495,660	$ 569,932
Amortization expense of intangible assets		$ 1,495,659	$ 569,932	$ 1,257,534	$ 1,269,564
Acquired Technology [Member]
Finite-Lived Intangible Asset	$ 7,148,083